Summary of Significant Accounting Policies - Adoption of New Revenue Recognition Guidance (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Jan. 01, 2018	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred asset management fee income		$ 2,900		$ 3,200	$ 2,700
Retained earnings (accumulated deficit)		(2,176,730)		(2,018,302)	(1,165,412)
Net cash provided by operating activities		66,636	$ 99,952	506,965	582,546	$ 405,172
Net cash provided by (used in) investing activities		(924,951)	(140,242)	(268,213)	1,666,387	215,457
Net cash used in financing activities		676,675	$ (418,736)	(788,404)	(1,364,381)	(491,251)
Lease liability, estimated adjustment		115,678		0
Operating lease, right-of-use asset		115,876		0
Cumulative effect of adoption of new accounting pronouncements (Note 2)	$ (1,220)
Accounting Standards Update 2016-01
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retained earnings (accumulated deficit)	600
Available-for-sale securities, gross unrealized gain	200
Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of adoption of new accounting pronouncements (Note 2)							$ (4,468)
Asset management fees | Difference between revenue guidance in effect before and after Topic 606 | ASU 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred asset management fee income	$ 1,600
Asset Management | Difference between revenue guidance in effect before and after Topic 606 | ASU 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue from contract with customer				$ 700
Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net cash provided by operating activities					549,617	408,361
Net cash provided by (used in) investing activities					1,331,542	251,812
Net cash used in financing activities					$ (1,346,505)	$ (465,957)
Subsequent Event | Minimum | Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Discounted estimated incremental borrowing rate							5.00%
Subsequent Event | Maximum | Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Discounted estimated incremental borrowing rate							5.80%
Office leases | Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease, right-of-use asset		$ 143,700
Office leases | Subsequent Event | Minimum | Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Lease liability, estimated adjustment							$ 55,000
Office leases | Subsequent Event | Maximum | Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Lease liability, estimated adjustment							65,000
Ground Leases | Subsequent Event | Minimum | Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Lease liability, estimated adjustment							65,000
Ground Leases | Subsequent Event | Maximum | Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Lease liability, estimated adjustment							$ 75,000